Operating expenses	12 Months Ended
Dec. 31, 2021
Operating expenses
Operating Expenses

6. Operating expenses

6.1. Cost of sales

	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Inventories at beginning of each year	2,207,300	1,647,569	934,386

Purchases and operating expenses for each year:
Purchases	6,174,758	5,510,012	21,349,001
Operating expenses (Note 6.2)	23,413,031	20,431,164	18,318,787
Transfers to property, plant and equipment, net	(403,609)	-	-
	29,184,180	25,941,176	39,667,788

Inventories at the end of each year	(1,828,892)	(2,207,300)	(1,647,569)
	29,562,588	25,381,445	38,954,605

6.2. Operating, administrative and selling expenses

	2021		2020		2019
Accounts	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	4,333,694	1,606,139	4,363,107	1,645,246	4,869,264	1,793,801
Other long-term employee benefits	205,817	43,936	157,574	33,947	141,432	14,364
Depreciation of property, plant and equipment	7,637,642	-	5,465,104	-	4,047,123	504
Amortization of intangible assets	3,073,753	-	3,523,429	-	2,920,414	-
Purchase of energy and power	192,977	-	216,503	-	192,451	-
Fees and compensation for services	1,401,161	1,512,603	1,417,559	1,201,032	875,922	1,524,904
Maintenance expenses	3,635,639	92,326	2,660,334	284,884	2,698,995	280,895
Consumption of materials and spare parts	1,152,038	-	773,063	-	969,451	-
Insurance	1,283,956	35,639	1,081,107	47,675	709,193	26,940
Levies and royalties	384,896	-	676,828	-	789,808	-
Taxes and assessments	89,104	341,073	77,810	533,853	69,807	412,622
Tax on bank account transactions	9,180	426,531	9,881	678,081	10,119	1,291,224
Others	13,174	93,376	8,865	62,178	24,808	66,204
Total	23,413,031	4,151,623	20,431,164	4,486,896	18,318,787	5,411,458